Description of Business and Summary of Significant Accounting Policies - One (Details) - USD ($)					1 Months Ended	12 Months Ended
	Jun. 04, 2021	Apr. 06, 2021	Apr. 05, 2021	Jul. 17, 2020	Sep. 30, 2021	Dec. 31, 2020	Nov. 13, 2020
Class of Stock [Line Items]
Share issue price							$ 1.20
Proceeds from issuance of Series A Preferred Stock						$ 6,789,303
Offering costs	$ 61,582				$ 1,357,963,000	1,003,111
Series A Preferred Stock
Class of Stock [Line Items]
Issuance of common stock (in shares)				1,264,452
Share issue price				$ 7.79
Proceeds from issuance of Series A Preferred Stock						8,400,000
Proceeds from issuance of preferred stock net of offering costs						7,400,000
Offering costs						$ 1,000,000.00
Amount of warrants sold				$ 600,000
Class A Common Stock
Class of Stock [Line Items]
Issuance of common stock (in shares)	21,400	182,291	1,279,825
Amount reserved for a portion of outstanding Emergent SAFE				$ 400,000